LAND USE RIGHTS - Summary of Land Use Rights (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Land Use Rights [Line Items]
Land use rights	¥ 29,788	¥ 0
Less: Accumulated amortization	(805)	0
Land use rights net	¥ 28,983	¥ 0